Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Accumulated deficit	$ (315,977,000)		$ (315,977,000)		$ (309,781,000)
Net loss	206,000	$ (2,602,000)	(4,705,000)	$ 11,822,000
Net cash (used in) provided by operating activities	(2,170,000)	(4,777,000)	(5,176,000)	11,940,000
Licensing revenue	18,000	$ 89,000	36,000	24,657,000
License and Assignment Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Net loss			(4,700,000)
Net cash (used in) provided by operating activities			(5,176,000)
Licensing revenue			21,000
Cash	$ 9,683,000		$ 9,683,000
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing			70.00%